SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions Used to Value Stock Options) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term	4 years
The fair value for options granted is estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:
Expected volatility			[1]
Expected volatility, minimum	91.40%	[1]		100.00%	[1]
Expected volatility, maximum	100.30%	[1]		101.40%	[1]
Risk-free interest			[2]
Risk-free interest, minimum	0.35%	[2]		0.37%	[2]
Risk-free interest, maximum	0.78%	[2]		0.41%	[2]
Dividend yield	0.00%	[3]	[3]	0.00%	[3]
Expected life (years)			[4]	3 years 9 months	[4]
Minimum [Member]
The fair value for options granted is estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:
Expected life (years)	3 years 4 months 2 days	[4]
Maximum [Member]
The fair value for options granted is estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:
Expected life (years)	3 years 9 months	[4]

[1]	Expected volatility is estimated based upon actual historical stock price movements over an historical period equivalent to the option's expected term;
[2]	The risk-free interest rate for purposes of the Black-Scholes price calculation is based on the yield from U.S. Treasury Bonds with an equivalent term;
[3]	The dividend yield is estimated to be 0% as the Company has historically not paid dividends and has no foreseeable plans to pay dividends.
[4]	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the Company's history.